Assets held for sale - Summary of assets and liabilities held for sale (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets Held For Sale [Abstract]
Cash and cash equivalents	[1]	$ 1,818.3	$ 1,883.1		$ 2,307.7
Inventories		1,986.0	2,437.9	$ 1,272.8
Guarantee deposits		0.6	0.2
Income tax and social contribution		114.5	114.1
Other assets		193.7	180.9
Deferred income tax and social contribution		97.6	104.6
Property, plant and equipment, net		1,687.6	1,956.0		968.9	$ 1,964.7
Intangible assets		2,213.4	2,075.6		$ 894.1	$ 1,898.8
TOTAL		230.9
Liabilities Held For Sale [Abstract]
Trade accounts payable		495.2	502.3
Other payables		241.3	249.9
Taxes and payroll charges payable		40.4	71.9
Unearned income		2.5	0.5
Current Liabilities		2,783.7	$ 2,428.7
TOTAL		45.1
Assets and liabilities classified as held for sale [member]
Assets Held For Sale [Abstract]
Cash and cash equivalents		20.3
Trade accounts receivable, net		0.9
Inventories		59.0
Guarantee deposits		0.2
Income tax and social contribution		0.5
Other assets		6.3
Deferred income tax and social contribution		1.7
Property, plant and equipment, net	[2]	141.9
Intangible assets		0.1
TOTAL		230.9
Liabilities Held For Sale [Abstract]
Trade accounts payable		13.7
Other payables		2.5
Taxes and payroll charges payable		0.4
Unearned income		28.5
Current Liabilities		45.1
Net assets to be disposed		185.8
TOTAL		$ 230.9

[1]	Cash and cash equivalents excludes bank overdrafts of US$ 1.5 as of March 31, 2020.
[2]	Property, plant and equipment included in the assets held for sale (US$ 187.0) is presented net of impairment losses in the amount of US$ 45.1 measured based on the fair value less cost to sell.